Employee benefits (Details 8) - Parent Company Gratuity plan [member] ₨ in Millions	Mar. 31, 2024 INR (₨)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 0
March 31, 2026 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	509
March 31, 2027 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	476
March 31, 2028 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	460
March 31, 2029 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	437
March 31, 2030 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	426
Thereafter [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 3,373